Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Basis of presentation
Basis of presentation
The interim condensed consolidated financial statements of the Group as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020 have been prepared in accordance with International Accounting Standard 34 (“Interim Financial Reporting”), as issued by the International Accounting Standards Board (“IASB”).
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2020, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRS IC”).

The interim condensed consolidated financial statements are presented in Euros. Amounts are stated in thousands of Euros, unless otherwise indicated.
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2020. The new and amended standards and interpretations applied for the first time as of January 1, 2021, as disclosed in the notes to the consolidated financial statements for the year ended December 31, 2020, had no impact on the interim condensed consolidated financial statements of the Group for the three and six months ended as of June 30, 2021.
As of June 30, 2021, Immatics holds bonds. The bonds` contractual cash flows represent solely payments of principal and interest and Immatics intends to hold the bonds to collect the contractual cash flows. The Group therefore accounts for the bonds as a financial asset at amortized cost.
The Group had a
non-controlling
interest, representing approximately 3.96% of the Group’s Immatics US, Inc. subsidiary as of June 30, 2020, held by MD Anderson. On July 1, 2020 and as part of the ARYA Merger, this non-controlling
interest in Immatics US, Inc. was exchanged for ordinary shares in Immatics N.V.